Cover Page	Feb. 19, 2020
Cover page.
Document Type	8-K/A
Document Period End Date	Feb. 19, 2020
Entity Registrant Name	Q2 HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36350
Entity Tax Identification Number	20-2706637
Entity Address, Address Line One	13785 Research Blvd
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78750
City Area Code	512
Local Phone Number	275-0072
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	QTWO
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001410384
Amendment Flag	true
Amendment Description	On February 19, 2020, Q2 Holdings, Inc. (the "Company") furnished a Current Report on Form 8-K (the "Original Form 8-K") that included a press release regarding its financial results for the fourth quarter and fiscal year ended December 31, 2019. This Amendment No. 1 to the Original Form 8-K amends the Original Form 8-K solely for the purpose of furnishing a corrected version of the press release that replaces a table labeled "Reconciliation of GAAP to Non-GAAP Revenue Guidance" with a corrected table. A copy of the corrected press release is furnished as Exhibit 99.1 to this report. Other than the correction discussed in this Amendment No. 1 to the Original Form 8-K, no other changes have been made to the Original Form 8-K or the press release furnished therewith.